Net financial income (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Discounts obtained	R$ 2,387,000	R$ 190,000	R$ 800,000
Interest charged	1,319,000	1,259,000	820,000
Revenues from interest eaning bank deposit	12,304,000	13,744,000	6,441,000
Foreign exchange income	202,979,000	9,513,000	315,000
Derivative revenue	6,726,000	0	0
Monetary Variation	6,673,000	17,035,000	258,000
Other finance income	1,523,000	1,744,000	933,000
Finance income	233,911,000	43,485,000	9,567,000
Financial expenses:
Interest paid	(13,514,000)	(7,194,000)	(4,732,000)
Interest on Right of Use	16,669,000	3,434,000	4,183,000
Interest expense on borrowings	(70,877,000)	(54,546,000)	(27,329,000)
Interest on debentures	55,854,000	89,069,000	52,371,000
Intercompany interest	101,077,000	8,284,000	4,613,000
Discounts given	1,595,000	95,521,000	1,529,000
Bank expenses	4,157,000	3,812,000	2,478,000
IOF	1,394,000	824,000	3,469,000
Foreign exchange costs	(283,082,000)	(15,262,000)	(8,518,000)
Exchange variation	17,520,000	289,000	402,000
Costs of anticipating obligations	(7,066,000)	0	0
Derivative expenses on financial income	(759,000)	0	0
Other finance income (cost)	(19,335,000)	(16,592,000)	(3,917,000)
Finance costs	(592,899,000)	(294,827,000)	(113,541,000)
Finance income (cost)	R$ (358,988,000)	R$ (251,342,000)	R$ (103,974,000)